UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2017 $ / shares	Sep. 30, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
Current assets, VIEs
Cash		¥ 1,174,079		¥ 1,811,319
Restricted cash		53,155		27,673
Accounts receivable, net of allowance for doubtful accounts		306,308		198,851
Value-added-tax ("VAT") recoverable		87,377		72,958
Prepaid expenses		54,565		50,361
Other current assets		35,485		49,151
Property and equipment, net		6,368,830		4,322,891
Intangible assets, net		259,229		92,569
Deferred tax assets		16,428		12,626
VAT recoverable		237,682		98,863
Other non-current assets		137,011		98,725
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings		952,734		628,478
Accounts payable		579,333		513,543
Accrued expenses and other payables		291,377		207,950
Deferred revenue		44,408		40,657
Capital lease and other financing obligations, current		38,594		88,593
Long-term borrowings, excluding current portion		2,241,895		1,509,676
Capital lease and other financing obligations, non-current		1,713,262		1,022,959
Deferred tax liabilities		91,575		53,280
Other long-term liabilities		¥ 481,472		¥ 111,706
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized | shares		2,002,000,000		2,002,000,000
Ordinary shares, shares issued | shares		780,008,922		760,009,043
Ordinary shares, shares outstanding | shares		780,008,922		760,009,043
VIEs
Current assets, VIEs
Cash		¥ 201,998		¥ 397,948
Restricted cash		10,291		10,091
Accounts receivable, net of allowance for doubtful accounts		292,865		172,538
Value-added-tax ("VAT") recoverable		11,819		13,399
Prepaid expenses		42,564		28,466
Other current assets		12,252		1,201
Property and equipment, net		1,418,200		1,421,036
Intangible assets, net		48,547		54,558
Deferred tax assets		10,512		8,178
VAT recoverable		11,072		12,094
Other non-current assets		45,498		36,357
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings		257,000		413,600
Accounts payable		101,392		152,192
Accrued expenses and other payables		103,211		125,989
Deferred revenue		35,370		30,033
Capital lease and other financing obligations, current		24,807		55,311
Long-term borrowings, excluding current portion		6,500
Capital lease and other financing obligations, non-current		674,412		631,874
Deferred tax liabilities		34,851		39,426
Other long-term liabilities		¥ 12,470		¥ 8,717